Goodwill and Intangible Assets	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Goodwill and Intangible Assets [Abstract]
Goodwill and Intangible Assets
5.	Goodwill and Intangible Assets

The following table shows the changes in the carrying amount of goodwill for the period:

Goodwill as of December 31, 2023	8,147,590
Disposals	(125,508)
Goodwill as of December 31, 2024	8,022,082
Acquisitions	966,181
Goodwill as of June 30, 2025	$8,988,263

There was no goodwill impairment recognized in the six months ended June 30, 2025 and 2024.

The following summarizes the Company’s intangible assets as of June 30, 2025 and December 31, 2024:

	June 30,	December 31,
	2025	2024
Client List	$2,016,444	$1,916,444
Noncompete Agreement	398,300	398,300
Trademark	1,047,792	1,047,792
Other Intangible Assets	45,836	45,836
Accumulated amortization	(2,081,926)	(1,774,445)
	$1,426,446	$1,633,927

Amortization expenses were $154,906 and $ 199,785 for the three months ended June 30, 2025 and 2024, respectively, and $307,481 and $ 407,799 for the six months ended June 30, 2025 and 2024, respectively.

Expected future amortization expense of intangible assets as of June 30, 2025, is as follows:

Remainder of 2025	$312,051
2026	595,259
2027	388,079
2028	102,619
2029	20,000
2030	8,438
$1,426,446

5.	Goodwill and Intangible Assets

The following table shows the changes in the carrying amount of goodwill for the years ended December 31, 2024 and 2023:

Goodwill as of December 31, 2022	$7,614,553
Acquisitions	533,037
Goodwill as of December 31, 2023	8,147,590
Disposals	(125,508)
Goodwill as of December 31, 2024	$8,022,082

There was no goodwill impairment recognized in the years ended December 31, 2024 and 2023.

The following summarizes the Company’s intangibles assets not including goodwill as of December 31, 2024 and 2023:

	Year Ended December 31,
	2024	2023
Client List	$1,916,444	$2,071,000
Noncompete Agreement	398,300	398,300
Trademark	1,047,792	1,117,200
Other Intangible Assets	45,836	45,836
Accumulated amortization	(1,774,445)	(1,119,308)
	$1,633,927	$2,513,028

Amortization expenses were $778,343 and $749,062 for the years ended December 31, 2024 and 2023, respectively.

Expected future amortization expense of intangible assets as of December 31, 2024 is as follows:

2025	$608,025
2026	575,259
2027	368,079
2028	82,564
2029	-
$1,633,927